Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows	Supplemental information to the Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2023	2022	2021
Transfers from loans to other assets for other real estate owned	$2	$1	$1
Change in assets of consolidated investment management funds	317	253	25
Change in liabilities of consolidated investment management funds	—	2	—
Change in nonredeemable noncontrolling interests of consolidated investment management funds	43	189	53
Securities purchased not settled	174	22	—
Securities matured not settled	1,840	385	—
Available-for-sale securities transferred to held-to-maturity	—	6,067	13,800
Premises and equipment/capitalized software funded by finance lease obligations	—	—	27
Premises and equipment/operating lease obligations	251	307	97
Contingent consideration and residual interests from divestiture	—	222	—
Excise tax on share repurchases	28	—	—